Property And Equipment, Net	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - Property And Equipment, Net

Property and equipment is stated at cost less depreciation and if applicable, impairment.  Property and equipment consists of the following:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Property and equipment, at cost	7,700	48,924	51,974
Less: accumulated depreciation	(5,352)	(34,008)	(34,083)
Property and equipment, net	2,348	14,916	17,891